Intangible Assets - Summary of the intangible assets includes goodwill, and the reconciliation of carrying amount of goodwill (Details) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 1,754,291	S/ 2,069,238
Exchange difference	50,943	(88,114)
Ending balance	S/ 1,805,234	S/ 1,981,124